Provisions (Non-Current and Current) - Disclosure of Provision Related to Investment (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Total provisions	€ 12,546	€ 13,411	€ 18,019
Less current portion	(3,114)	(2,839)
Non-current portion	9,432	10,572
Provision for legal claims [member]
Disclosure of other provisions [line items]
Total provisions	8,626	9,403	12,865
Provision for tax claims [member]
Disclosure of other provisions [line items]
Total provisions	64	229	360
Provision for warranties [member]
Disclosure of other provisions [line items]
Total provisions	3,114	2,839	3,745
Termination indemnities for sales agents [member]
Disclosure of other provisions [line items]
Total provisions	€ 742	€ 940	€ 1,049